Expense Example - Aptus Laddered Buffer ETF - Aptus Laddered Buffer ETF Class	Mar. 29, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 31
Expense Example, with Redemption, 3 Years	$ 97